RULE 497 FILING

On behalf of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Solutions Fund (formerly, the Goldman Sachs Financial Square Federal Fund), Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Tax-Exempt Money Market Fund, Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund (formerly, the Goldman Sachs Financial Square Tax-Free Money Market Fund), each a series of Goldman Sachs Trust, and the Goldman Sachs Government Money Market Fund (formerly, the Goldman Sachs Money Market Fund) (collectively, the “Funds”), a series of Goldman Sachs Variable Insurance Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on August 31, 2016 (Accession No. 0001193125-16-698331), which is incorporated by reference into this Rule 497 Filing.